Environmental Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Letters Of Credit	$ 16.1	$ 17.2
Environmental costs recognized ,captalized in period	20 years
Environmental liabilities [member]
Statement [Line Items]
Environmental costs recognized ,discount rate	9.00%
The companys operation site [member]
Statement [Line Items]
Letters Of Credit	$ 13.7	13.7
Northern ontario mine sites owned by old steelco inc [member]
Statement [Line Items]
Letters Of Credit	$ 2.4	$ 3.5